John L. Reizian

Assistant Vice President and Associate General Counsel

Lincoln Life & Annuity Company of New York

350 Church Street

Hartford, Connecticut 06103-1106

Telephone: (860) 466-1539

Facsimile:   (860) 466-2550

John.Reizian@LFG.com

March 30, 2015

U. S. Securities and Exchange Commission

Division of Investment Management

Office of Insurance Products, Room 8634; Mail Stop 8629

100 F Street, NE

Washington, DC 20549-4644

Re:                             Lincoln Life & Annuity Flexible Premium Variable Life Account M (the “Account”)

Lincoln Life & Annuity Company of New York (“LLANY”)

File No.: 811-08559; CIK No. 0001051629

Initial Registration Statement, Form N-6

Today we are electronically filing on EDGAR an Initial Registration Statement on Form N-6 for a variable life insurance product.  The marketing name for this product is “Lincoln AssetEdge® VUL 2015.”

While we are not requesting selective review of this registration statement we wish to note the following information that may facilitate your review:

•                  it is a successor to our currently effective Lincoln AssetEdge® VUL”;

•                  we have adopted language simplifications and clarifications derived in the process of addressing Staff comments during the registration of more recent products (i.e. VULONE2014 - File No. 333-191329; 811-08557) also issued by The Lincoln National Life Insurance Company;

•                  certain rate changes are implemented; and

•                  An Indexed Account, available as subset of our general account in addition to the Fixed Account, providing the policy owner the ability to select from among three (3) options which determine how much interest is to be credited to values held in the Company’s general account based on the performance of an outside index (i.e. S&P500).

Please also note, this is the New York version of the nationwide Lincoln AssetEdge® VUL 2015 currently under review by staff.

A marked courtesy copy of this Registration Statement will be forwarded under separate cover to our Reviewer.

Please contact me at (860) 466-1539 with any questions or comments about this filing.

Sincerely,

/s/ John L. Reizian

John L. Reizian
Vice President and Associate General Counsel